UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-2809
                                   811-10095

Name of Fund: Merrill Lynch Value Opportunities Fund, Inc.
              Master Value Opportunities Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Value Opportunities Fund, Inc. and Master Value Opportunities Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 03/31/2007

Date of reporting period: 04/01/06 - 06/30/06

Item 1 - Schedule of Investments

Merrill Lynch Value Opportunities Fund, Inc.
Schedule of Investments as of June 30, 2006

                                                Beneficial
                                                  Interest  Mutual Funds                                                 Value
----------------------------------------------------------------------------------------------------------------------------------
                                            $1,220,152,800  Master Value Opportunities Trust                       $ 2,840,683,664
----------------------------------------------------------------------------------------------------------------------------------
                                                            Total Investments (Cost - $2,607,393,455) - 100.1%       2,840,683,664

                                                            Liabilities in Excess of Other Assets - (0.1%)              (2,344,232)
                                                                                                                   ---------------
                                                            Net Assets - 100.0%                                    $ 2,838,339,432
                                                                                                                   ===============

Master Value Opportunities Trust
Schedule of Investments as of June 30, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                                Value
----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 4.2%                         139,300  BE Aerospace, Inc. (e)                                 $     3,184,398
                                                   318,200  Curtiss-Wright Corp.                                         9,826,016
                                                 1,253,900  EDO Corp. (a)                                               30,519,926
                                                 1,551,600  Triumph Group, Inc. (a)(e)                                  74,476,800
                                                                                                                   ---------------
                                                                                                                       118,007,140
----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.9%                           1,511,700  American Axle & Manufacturing Holdings, Inc. (d)            25,865,187
----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 2.7%                             1,787,400  Angiotech Pharmaceuticals, Inc. (e)                         21,001,950
                                                   632,300  Applera Corp. - Celera Genomics Group (e)                    8,188,285
                                                   546,100  Human Genome Sciences, Inc. (d)(e)                           5,843,270
                                                   474,873  Immunogen, Inc. (e)                                          1,486,353
                                                 2,317,319  Maxygen, Inc. (a)(e)                                        17,333,546
                                                 1,209,900  NPS Pharmaceuticals, Inc. (e)                                5,904,312
                                                 1,478,876  Neurogen Corp. (e)                                           7,571,845
                                                   239,800  Panacos Pharmaceuticals, Inc. (e)                            1,323,696
                                                 1,679,840  Vical, Inc. (a)(e)                                           9,323,112
                                                                                                                   ---------------
                                                                                                                        77,976,369
----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 1.9%                             563,600  Knight Capital Group, Inc. Class A (e)                       8,583,628
                                                   157,000  Penson Worldwide, Inc. (e)                                   2,701,970
                                                 1,287,500  WP Stewart & Co. Ltd.                                       19,595,750
                                                 1,105,700  Waddell & Reed Financial, Inc. Class A                      22,733,192
                                                                                                                   ---------------
                                                                                                                        53,614,540
----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.5%                                   532,200  Valspar Corp.                                               14,055,402
----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 6.1%                            108,800  Banner Corp.                                                 4,193,152
                                                 1,699,800  The Colonial BancGroup, Inc.                                43,650,864
                                                   317,800  First Merchants Corp.                                        7,725,718
                                                 1,571,700  First Midwest Bancorp, Inc.                                 58,278,636
                                                   260,700  Greater Bay Bancorp (d)                                      7,495,125
                                                    60,500  MetroCorp Bancshares, Inc.                                   1,771,440
                                                   307,400  Mid-State Bancshares                                         8,607,200
                                                 1,272,945  Old National Bancorp                                        25,420,712
                                                   278,650  Sterling Financial Corp.                                     8,501,612
                                                   391,900  Texas Capital Bancshares, Inc. (e)                           9,131,270
                                                                                                                   ---------------
                                                                                                                       174,775,729
----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 3.6%            5,387,100  Allied Waste Industries, Inc. (d)(e)                        61,197,456
                                                   346,121  Ambassadors International, Inc.                              8,047,313
                                                   152,884  CBIZ, Inc. (d)(e)                                            1,132,870
                                                   780,300  Casella Waste Systems, Inc. (e)                             10,214,127
                                                 1,026,400  Cornell Cos., Inc. (a)(e)                                   15,765,504
                                                   153,400  Heidrick & Struggles International, Inc. (e)                 5,191,056
                                                                                                                   ---------------
                                                                                                                       101,548,326
----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 3.5%                    249,700  ADC Telecommunications, Inc. (e)                             4,209,942
                                                 5,250,800  Andrew Corp. (d)(e)                                         46,522,088
                                                   676,800  Dycom Industries, Inc. (e)                                  14,409,072
                                                 3,387,583  Extreme Networks, Inc. (e)                                  14,092,345
                                                 3,246,300  Harmonic, Inc. (e)                                          14,543,424
                                                 2,772,700  Westell Technologies, Inc. Class A (e)                       6,072,213
                                                                                                                   ---------------
                                                                                                                        99,849,084
----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 1.1%                1,331,200  Chicago Bridge & Iron Co. NV                                32,148,480
----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 1.4%                    3,701,800  Smurfit-Stone Container Corp. (e)                           40,497,692
----------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services - 1.3%             2,102,600  Corinthian Colleges, Inc. (e)                               30,193,336
                                                   304,600  Universal Technical Institute, Inc. (e)                      6,707,292
                                                                                                                   ---------------
                                                                                                                        36,900,628
----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication                    1,072,300  Vonage Holdings Corp. (d)(e)                                 9,211,057
Services - 0.3%
----------------------------------------------------------------------------------------------------------------------------------

Master Value Opportunities Trust
Schedule of Investments as of June 30, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                                Value
----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.1%                      1,350,300  Global Power Equipment Group, Inc. (d)(e)              $     4,293,954
----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments - 3.3%        1,178,500  Anixter International, Inc. (d)                             55,931,610
                                                 2,130,700  Ingram Micro, Inc. Class A (e)                              38,629,591
                                                                                                                   ---------------
                                                                                                                        94,561,201
----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 3.5%               1,815,300  Dresser-Rand Group, Inc. (e)                                42,623,244
                                                 1,532,000  Key Energy Services, Inc. (e)                               23,363,000
                                                   904,200  Rowan Cos., Inc.                                            32,180,478
                                                                                                                   ---------------
                                                                                                                        98,166,722
----------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.7%                               507,000  The J.M. Smucker Co.                                        22,662,900
                                                   872,300  Smithfield Foods, Inc. (e)                                  25,148,409
                                                                                                                   ---------------
                                                                                                                        47,811,309
----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 2.9%            419,400  Alphatec Holdings, Inc. (e)                                  2,633,832
                                                   513,100  Cutera, Inc. (e)                                            10,118,332
                                                 4,044,500  OraSure Technologies, Inc. (a)(e)                           38,503,640
                                                   277,300  Syneron Medical Ltd. (d)(e)                                  5,790,024
                                                 1,162,874  Wright Medical Group, Inc. (d)(e)                           24,338,953
                                                                                                                   ---------------
                                                                                                                        81,384,781
----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 0.8%          1,895,500  Hooper Holmes, Inc.                                          5,781,275
                                                   534,100  LifePoint Hospitals, Inc. (e)                               17,160,633
                                                                                                                   ---------------
                                                                                                                        22,941,908
----------------------------------------------------------------------------------------------------------------------------------
Health Care Technology - 0.7%                    1,390,706  Emdeon Corp. (e)                                            17,258,661
                                                   114,563  Merge Technologies, Inc. (e)                                 1,406,834
                                                                                                                   ---------------
                                                                                                                        18,665,495
----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 1.5%               243,600  Ambassadors Group, Inc.                                      7,035,168
                                                   483,443  Bob Evans Farms, Inc. (d)                                   14,508,124
                                                   256,500  OSI Restaurant Partners, Inc. (d)                            8,874,900
                                                 1,091,100  Ryan's Restaurant Group, Inc. (e)                           12,995,001
                                                                                                                   ---------------
                                                                                                                        43,413,193
----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.7%                          972,900  Furniture Brands International, Inc. (d)                    20,275,236
----------------------------------------------------------------------------------------------------------------------------------
IT Services - 3.5%                               2,355,800  The BISYS Group, Inc. (e)                                   32,274,460
                                                 3,150,000  Convergys Corp. (e)                                         61,425,000
                                                   137,800  Hewitt Associates, Inc. Class A (e)                          3,097,744
                                                   194,500  Sabre Holdings Corp. Class A                                 4,279,000
                                                                                                                   ---------------
                                                                                                                       101,076,204
----------------------------------------------------------------------------------------------------------------------------------
Insurance - 4.7%                                   348,800  AmerUs Group Co.                                            20,422,240
                                                    93,800  American National Insurance Co.                             12,167,736
                                                 2,946,300  Conseco, Inc. (d)(e)                                        68,059,530
                                                   752,971  Presidential Life Corp.                                     18,508,027
                                                   873,500  Scottish Annuity & Life Holdings, Ltd.                      14,569,980
                                                                                                                   ---------------
                                                                                                                       133,727,513
----------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.5%                 2,337,513  1-800-FLOWERS.COM, Inc. Class A (a)(e)                      13,487,450
----------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services -                   2,809,672  SupportSoft, Inc. (a)(e)                                    11,070,108
0.4%
----------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services - 1.3%              614,100  Affymetrix, Inc. (d)(e)                                     15,720,960
                                                   366,600  Charles River Laboratories International, Inc. (e)          13,490,880
                                                   224,661  Parexel International Corp. (e)                              6,481,470
                                                                                                                   ---------------
                                                                                                                        35,693,310
----------------------------------------------------------------------------------------------------------------------------------
Machinery - 3.2%                                   637,600  AGCO Corp. (d)(e)                                           16,781,632
                                                   548,900  Kaydon Corp. (d)                                            20,479,459
                                                 1,073,400  Timken Co.                                                  35,969,634
                                                 1,105,600  Wabash National Corp.                                       16,982,016
                                                                                                                   ---------------
                                                                                                                        90,212,741
----------------------------------------------------------------------------------------------------------------------------------

Master Value Opportunities Trust
Schedule of Investments as of June 30, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                                Value
----------------------------------------------------------------------------------------------------------------------------------
Media - 3.5%                                     2,622,000  The Reader's Digest Association, Inc. Class A (d)      $    36,603,120
                                                   824,200  Scholastic Corp. (e)                                        21,404,474
                                                 1,719,600  Valassis Communications, Inc. (d)(e)                        40,565,364
                                                                                                                   ---------------
                                                                                                                        98,572,958
----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.2%                             509,800  Steel Dynamics, Inc. (d)                                    33,514,252
                                                    30,700  Wheeling-Pittsburgh Corp. (e)                                  610,623
                                                                                                                   ---------------
                                                                                                                        34,124,875
----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 1.2%                          1,306,200  Dollar Tree Stores, Inc. (d)(e)                             34,614,300
----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 5.2%                  88,000  Aventine Renewable Energy Holdings, Inc. (e)                 3,423,200
                                                   721,200  Cabot Oil & Gas Corp. Class A (d)                           35,338,800
                                                 1,920,900  Denbury Resources, Inc. (e)                                 60,834,903
                                                   840,991  Plains Exploration & Production Co. (d)(e)                  34,093,775
                                                   243,100  Stone Energy Corp. (e)                                      11,316,305
                                                   106,500  VeraSun Energy Corp. (d)(e)                                  2,794,560
                                                                                                                   ---------------
                                                                                                                       147,801,543
----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.3%                     252,300  Neenah Paper, Inc.                                           7,682,535
----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.2%                           458,900  Prestige Brands Holdings, Inc. (e)                           4,575,233
----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 2.1%                           2,480,900  Medicis Pharmaceutical Corp. Class A                        59,541,600
----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs) - 6.2%     1,326,400  Brandywine Realty Trust                                     42,670,288
                                                 1,995,900  Crescent Real Estate EQT Co.                                37,043,904
                                                 3,074,700  Friedman Billings Ramsey Group, Inc. Class A (d)            33,729,459
                                                 1,709,100  Lexington Corporate Properties Trust                        36,916,560
                                                   206,800  New Plan Excel Realty Trust                                  5,105,892
                                                   570,100  Rayonier, Inc.                                              21,612,491
                                                                                                                   ---------------
                                                                                                                       177,078,594
----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 3.6%                                 787,600  Kansas City Southern (d)(e)                                 21,816,520
                                                    77,400  Old Dominion Freight Line Inc. (e)                           2,909,466
                                                 1,586,700  RailAmerica, Inc. (e)                                       16,596,882
                                                   923,600  Swift Transportation Co., Inc. (e)                          29,333,536
                                                   928,000  US Xpress Enterprises, Inc. Class A (a)(e)                  25,074,560
                                                   266,921  Vitran Corp., Inc. (e)                                       6,269,974
                                                                                                                   ---------------
                                                                                                                       102,000,938
----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor                     590,400  Actel Corp. (e)                                              8,472,240
Equipment - 0.8%                                 1,199,500  Genesis Microchip, Inc. (d)(e)                              13,866,220
                                                                                                                   ---------------
                                                                                                                        22,338,460
----------------------------------------------------------------------------------------------------------------------------------
Software - 4.6%                                  2,710,047  Agile Software Corp. (a)(e)                                 17,181,698
                                                 1,706,700  Bottomline Technologies, Inc. (a)(e)                        13,892,538
                                                   656,200  Filenet Corp. (e)                                           17,671,466
                                                   657,800  Hyperion Solutions Corp. (e)                                18,155,280
                                                 2,101,600  InterVoice, Inc. (a)(e)                                     14,963,392
                                                 4,845,700  Novell, Inc. (d)(e)                                         32,126,991
                                                 2,561,871  TIBCO Software, Inc. (e)                                    18,061,191
                                                                                                                   ---------------
                                                                                                                       132,052,556
----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 3.6%                          2,417,100  Foot Locker, Inc.                                           59,194,779
                                                   153,216  HOT Topic, Inc. (d)(e)                                       1,763,516
                                                   352,600  New York & Co. (e)                                           3,444,902
                                                 2,015,800  RadioShack Corp. (d)                                        28,221,200
                                                   523,000  Talbots, Inc. (d)                                            9,649,350
                                                                                                                   ---------------
                                                                                                                       102,273,747
----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 0.2%            239,800  Kenneth Cole Productions, Inc. Class A                       5,354,734
----------------------------------------------------------------------------------------------------------------------------------

Master Value Opportunities Trust
Schedule of Investments as of June 30, 2006

                                                    Shares
Industry                                              Held  Common Stocks                                                Value
----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 3.1%                  232,800  Anchor Bancorp Wisconsin, Inc.                         $     7,023,576
                                                   515,600  Dime Community Bancshares, Inc.                              6,996,692
                                                   278,600  Fidelity Bankshares, Inc.                                    8,865,052
                                                   147,900  FirstFed Financial Corp. (e)                                 8,529,393
                                                   537,200  Franklin Bank Corp. (e)                                     10,846,068
                                                   948,700  Webster Financial Corp.                                     45,006,328
                                                                                                                   ---------------
                                                                                                                        87,267,109
----------------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors - 0.8%            699,000  United Rentals, Inc. (e)                                    22,354,020
----------------------------------------------------------------------------------------------------------------------------------
                                                            Total Common Stocks (Cost - $2,421,995,634) - 92.9%      2,638,863,961
----------------------------------------------------------------------------------------------------------------------------------

                                                            Exchange-Traded Funds
----------------------------------------------------------------------------------------------------------------------------------
                                                   176,000  Financial Select Sector SPDR Fund (d)                        5,681,280
                                                   369,500  iShares Dow Jones US Real Estate Index Fund (d)             26,345,350
                                                   347,900  iShares Russell 2000 Index Fund (d)                         24,944,430
                                                   123,000  iShares Russell Microcap Index Fund (d)                      6,624,780
                                                   358,800  iShares S&P SmallCap 600/BARRA Value Index Fund (d)         24,918,660
                                                   527,700  iShares S&P SmallCap 600 Index Fund (d)                     32,659,353
----------------------------------------------------------------------------------------------------------------------------------
                                                            Total Exchange-Traded Funds
                                                            (Cost - $103,080,451) - 4.3%                               121,173,853
----------------------------------------------------------------------------------------------------------------------------------

                                                            Warrants
----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 1.6%                             943,000  UBS AG (expires 4/30/2007) (f)(h)                           46,122,130
----------------------------------------------------------------------------------------------------------------------------------
                                                            Total Warrants (Cost - $47,793,649) - 1.6%                  46,122,130
----------------------------------------------------------------------------------------------------------------------------------

                                                Beneficial
                                                  Interest  Short-Term Securities
----------------------------------------------------------------------------------------------------------------------------------
                                              $ 34,190,347  Merrill Lynch Liquidity Series, LLC
                                                            Cash Sweep Series I, 4.78% (b)(g)                           34,190,347
                                               493,326,526  Merrill Lynch Liquidity Series, LLC
                                                            Money Market Series, 5.22% (b)(c)(g)                       493,326,526
----------------------------------------------------------------------------------------------------------------------------------
                                                            Total Short-Term Securities
                                                            (Cost - $527,516,873) - 18.6%                              527,516,873
----------------------------------------------------------------------------------------------------------------------------------
                                                            Total Investments (Cost - $3,100,386,607*) - 117.4%      3,333,676,817

                                                            Liabilities in Excess of Other Assets - (17.4%)           (492,993,153)
                                                                                                                   ---------------
                                                            Net Assets - 100.0%                                    $ 2,840,683,664
                                                                                                                   ===============

* The cost and unrealized appreciation (depreciation) of investments as of June 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                            $ 3,110,533,830
                                                                ===============
      Gross unrealized appreciation                             $   416,756,855
      Gross unrealized depreciation                                (193,613,868)
                                                                ---------------
      Net unrealized appreciation                               $   223,142,987
                                                                ===============

Master Value Opportunities Trust
Schedule of Investments as of June 30, 2006

(a) Investments in companies (whereby the Trust held 5% or more of the companies outstanding securities) that are considered to be an affiliate, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -----------------------------------------------------------------------------------------------------------------------------
                                                Net Share          Purchase            Sales            Realized           Dividend
      Affiliate                                  Activity            Cost               Cost           Gain (Loss)           Income
      -----------------------------------------------------------------------------------------------------------------------------
      1-800-FLOWERS.COM, Inc. Class A             467,068        $  4,689,924       $ 1,839,822        $  (20,742)                +
      Agile Software, Corp.*                     (424,296)       $         --       $ 3,376,161        $ (274,125)                +
      Bottomline Technologies, Inc.               918,400        $  9,250,358       $        --        $       --                 +
      Cornell Cos., Inc.                         (134,800)       $    119,644       $ 2,133,414        $  266,725                 +
      EDO Corp.                                 1,000,700        $ 27,413,325       $        --        $       --         $  28,872
      InterVoice, Inc.                            741,600        $  5,123,443       $        --        $       --                 +
      Maxygen, Inc.                                (1,900)       $         --       $    26,036        $  (11,325)                +
      OraSure Technologies, Inc.                1,024,700        $  9,772,862       $        --        $       --                 +
      SupportSoft, Inc.                           389,200        $  1,736,668       $        --        $       --                 +
      Triumph Group, Inc.                        (271,200)       $         --       $10,462,089        $2,683,512                 +
      US Xpress Enterprises, Inc. Class A        (139,600)       $  1,554,579       $ 4,054,231        $1,507,198                 +
      Vical, Inc.                                 151,650        $    956,002       $   224,471        $  (51,132)                +
      -----------------------------------------------------------------------------------------------------------------------------

*     No longer an affiliated company as of June 30, 2006.
+     Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ------------------------------------------------------------------------------------
                                                                      Net        Interest
      Affiliate                                                    Activity       Income
      ------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I   $   6,650,824   $  406,072
      Merrill Lynch Liquidity Series, LLC Money Market Series   $  62,463,399   $  336,419
      ------------------------------------------------------------------------------------

(c)   Security was purchased with the cash proceeds from securities loans.
(d)   Security, or a portion of security, is on loan.
(e)   Non-income producing security.
(f) Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(g)   Represents the current yield as of 6/30/2006.
(h) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
o For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Value Opportunities Fund, Inc. and Master Value Opportunities
Trust


By: /s/ Robert C. Doll, Jr.
    -------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Value Opportunities Fund, Inc. and Master Value Opportunities Trust

Date: August 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Value Opportunities Fund, Inc. and Master Value Opportunities Trust

Date: August 23, 2006


By: /s/ Donald C. Burke
    -------------------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch Value Opportunities Fund, Inc. and Master Value Opportunities Trust

Date: August 23, 2006